INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
INCOME TAXES

We are subject to taxation in the U.S. and the Commonwealth of Massachusetts. With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2004.

At June 30, 2011 and December 31, 2010, FPI had gross deferred tax assets calculated at an expected blended rate of 38% of approximately $4,310,000 and $3,820,000, respectively, principally arising from net operating loss carry-forwards for income tax purposes of approximately $8,000,000. As management of FPI cannot determine that it is more likely than not that the Company will realize the benefit of the deferred tax asset, a valuation allowance of approximately $4,310,000 and $3,820,000 has been established at June 30, 2011 and December 31, 2010, respectively.

The company’s gross deferred tax asset at December 31, 2010 calculated at an expected rate of 34% was approximately $41,000 arising solely from the net operating loss carry-forwards of $120,205. As management of the company. cannot determine that it is more likely than not that it will realize the benefit of the deferred tax asset, a valuation allowance of approximately $41,000 was established.

Due to the reverse merger/recapitalization, the company. is restricted in the future use of net operating loss and tax credit carry-forwards generated by FPM before the effective date of the merger. Both of the separate loss years’ net operating losses will be subject to possible limitations concerning changes of control and other limitations under the Internal Revenue Code. The net operating loss carry-forwards are subject to annual limitations which are cumulative until they expire. The Company is in the process of determining the annual allowable net operating loss deduction should the Company generate taxable income. Since both of the companies which were parties to the share exchange have substantial valuation allowances against any components of deferred taxes, management believes that no material differences in tax allocations will arise from the share transaction.

The significant components of the Company’s net deferred tax assets (liabilities) at June 30, 2011 and December 31, 2010 are as follows:

	30- Jun 11	31-Dec 10

Gross deferred tax assets:
Net operating loss carry-forwards	$2,750,874	$2,857,901
Stock based expenses	1,331,864	736,508
Tax credit carry-forwards	222,134	222,134
All others	13,139	13,139
		3,829,132
Gross deferred tax liabilities:	4,318,011
Deferred tax asset valuation allowance	(4,318,011)	(3,829,132)
Net deferred tax asset (liability)	$-	$-

At June 30, 2011, the Company has net operating loss carry-forwards for income tax purposes of approximately $7,700,000, which expire in the years 2023 through 2031. This reflects permanent differences and estimated temporary differences between book and tax losses. The net change in the allowance account from December 31, 2010 to June 30, 2011 was an increase of approximately $488,000 for the six months ended June 30, 2011.

The accounting for the tax benefits of acquired deductible temporary differences and net operating loss carry-forwards, which are not recognized at the acquisition date because a valuation allowance is established and which are recognized subsequent to the acquisition, will be applied first to reduce to zero any goodwill and other non-current intangible assets related to the acquisition. Any remaining benefits would be recognized as a reduction of income tax expense.

We are subject to taxation in the U.S. and the Commonwealth of Massachusetts. With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2004.

At December 31, 2010 and December 31, 2009, the Company had gross deferred tax assets calculated at an expected blended rate of 38% of approximately $3,820,000 and $3,460,000, respectively, principally arising from net operating loss carry-forwards for income tax purposes. As management of the Company cannot determine that it is more likely than not that the Company will realize the benefit of the deferred tax asset, a valuation allowance of approximately $3,820,000 and $3,460,000 has been established at December 31, 2009 and 2008, respectively.

Additionally, the future utilization of our net operating loss and R&D credit carry-forwards to offset future taxable income may be subject to an annual limitation, pursuant to IRC Sections 382 and 383, as a result of ownership changes that may have occurred previously or that could occur in the future.

The significant components of the Company’s net deferred tax assets (liabilities) at December 31, 2010 and December 31, 2009 are as follows:

	31-Dec-10	31-Dec-09

Gross deferred tax assets:
Net operating loss carry-forwards	$2,857,901	$2,530,773
Stock based expenses	736,508	703,454
Tax credit carry-forwards	222,134	222,134
All others	13,139	13,139
	3,829,132	3,469,099
Gross deferred tax liabilities:
Deferred tax asset valuation allowance	(3,829,132)	(3,469,099)
Net deferred tax asset (liability)	$-	$-

At December 31, 2010, the Company has net operating loss carry-forwards for income tax purposes of approximately $7,500,000, which expire in the years 2023 through 2030. This reflects permanent differences and estimated temporary differences between book and tax losses. The net change in the allowance account was an increase of approximately $360,000 for the twelve months ended December 31, 2010.

The accounting for the tax benefits of acquired deductible temporary differences and NOL carry-forwards, which are not recognized at the acquisition date because a valuation allowance is established and which are recognized subsequent to the acquisition, will be applied first to reduce to zero any goodwill and other non-current intangible assets related to the acquisition. Any remaining benefits would be recognized as a reduction of income tax expense.